Segmental information - Other information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure of operating segments [line items]
Capital expenditure	£ 671	£ 584	£ 518
Depreciation and intangible asset amortisation	(374)	(368)	(361)
Exceptional accelerated depreciation and impairment		(35)
Exceptional impairment of intangible assets		(90)
Operating segments | North America
Disclosure of operating segments [line items]
Capital expenditure	150	132	112
Depreciation and intangible asset amortisation	(51)	(44)	(41)
Exceptional accelerated depreciation and impairment		0
Exceptional impairment of intangible assets		0
Operating segments | Europe and Turkey
Disclosure of operating segments [line items]
Capital expenditure	32	22	27
Depreciation and intangible asset amortisation	(18)	(20)	(21)
Exceptional accelerated depreciation and impairment		0
Exceptional impairment of intangible assets		0
Operating segments | Africa
Disclosure of operating segments [line items]
Capital expenditure	160	163	126
Depreciation and intangible asset amortisation	(81)	(77)	(77)
Exceptional accelerated depreciation and impairment		(35)
Exceptional impairment of intangible assets		(90)
Operating segments | Latin America and Caribbean
Disclosure of operating segments [line items]
Capital expenditure	48	44	34
Depreciation and intangible asset amortisation	(13)	(7)	(7)
Exceptional accelerated depreciation and impairment		0
Exceptional impairment of intangible assets		0
Operating segments | Asia Pacific
Disclosure of operating segments [line items]
Capital expenditure	40	44	48
Depreciation and intangible asset amortisation	(42)	(42)	(42)
Exceptional accelerated depreciation and impairment		0
Exceptional impairment of intangible assets		0
Operating segments | ISC
Disclosure of operating segments [line items]
Capital expenditure	197	131	125
Depreciation and intangible asset amortisation	(110)	(110)	(107)
Exceptional accelerated depreciation and impairment		0
Exceptional impairment of intangible assets		0
Corporate and other
Disclosure of operating segments [line items]
Capital expenditure	44	48	46
Depreciation and intangible asset amortisation	£ (59)	(68)	£ (66)
Exceptional accelerated depreciation and impairment		0
Exceptional impairment of intangible assets		£ 0